SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF OPERATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 6,915	$ 9,483	$ 14,961
Cost of revenues	15,578	15,295	19,285
Gross loss	(24,826)	(32,763)	(38,325)
Operating expenses:
Selling, general and administrative	30,864	47,281	65,324
Total operating expenses	32,454	55,962	79,938
Loss from operations	(57,280)	(88,725)	(118,263)
Other income	2,439	1,360	1,243
Interest income	51	681	840
Interest expense	(16,574)	(14,819)	(14,724)
Total other (expenses) income, net	(11,725)	(9,776)	6,745
Loss before income taxes	(69,005)	(98,501)	(111,518)
Provision for income tax benefits (expenses)
Net loss	(69,005)	(98,501)	(111,518)
Comprehensive (loss) income	(46,433)	(69,074)	(83,206)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross loss
Operating expenses:
Selling, general and administrative	2,630	3,592	577
Total operating expenses	2,630	3,592	577
Loss from operations	(2,630)	(3,592)	(577)
Other income			600
Interest income
Interest expense	(5)
Total other (expenses) income, net	(5)		600
Loss before income taxes	(2,635)	(3,592)	23
Provision for income tax benefits (expenses)
Net loss	(2,635)	(3,592)	23
Other comprehensive income (loss)
Comprehensive (loss) income	$ (2,635)	$ (3,592)	$ 23